Segment information (Details 3) - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Disclosure of operating segments [line items]
Revenues	$ 38,986	$ 30,746	$ 15,622
Costs	24,780	19,330	9,380
Gross profit	15,551	11,546	6,851
Net gain from fair value adjustments of investment properties	22,629	4,888	17,516
General and administrative expenses	(4,414)	(3,628)	(1,950)
Selling expenses	(5,306)	(4,503)	(2,173)
Other operating results, net	1,152	(128)	(110)
Profit / (loss) from operations	29,964	8,255	19,598
Segment profit / (loss)	17,780	5,028	9,118
Total [Member]
Disclosure of operating segments [line items]
Costs	67,672	53,415	22,404
Gross profit	31,526	23,286	11,450
Net gain from fair value adjustments of investment properties	23,531	5,194	17,918
General and administrative expenses	(5,319)	(4,267)	(2,162)
Selling expenses	(18,067)	(13,948)	(6,044)
Other operating results, net	956		(124)
Profit / (loss) from operations	33,533	10,356	21,036
Others [Member]
Disclosure of operating segments [line items]
Revenues	2,478	1,718	1,144
Costs	2,268	1,574	1,065
Gross profit	210	144	79
Net gain from fair value adjustments of investment properties
General and administrative expenses	(108)	(72)	(53)
Selling expenses	181	130	90
Management fees
Other operating results, net	38	5	2
Profit / (loss) from operations	(41)	(53)	(62)
Segment profit / (loss)	(42)	(57)	(65)
Corporate [Member]
Disclosure of operating segments [line items]
Revenues
Costs
Gross profit
Net gain from fair value adjustments of investment properties
General and administrative expenses	(89)	(84)	(76)
Selling expenses
Management fees
Other operating results, net
Profit / (loss) from operations	(89)	(84)	(76)
Segment profit / (loss)	(89)	(84)	(76)
Israel | Total [Member]
Disclosure of operating segments [line items]
Revenues	86,580	68,422	27,077
Costs	(61,395)	(49,110)	(19,252)
Gross profit	25,185	19,312	7,825
Net gain from fair value adjustments of investment properties	2,160	374	(271)
General and administrative expenses	(3,870)	(3,173)	(1,360)
Selling expenses	(16,986)	13,093	(5,442)
Management fees
Other operating results, net	467	(196)	(32)
Profit / (loss) from operations	6,956	3,224	720
Share of profit / (loss) of associates and joint ventures	(43)	105	123
Segment profit / (loss)	6,913	3,329	843
Reportable assets	266,802	178,964	147,470
Reportable liabilities	(215,452)	(155,235)	(132,989)
Net reportable assets	51,350	23,729	14,481
Israel | Real Estate [Member]
Disclosure of operating segments [line items]
Revenues	6,180	4,918	1,538
Costs	(2,619)	(2,333)	(467)
Gross profit	3,561	2,585	1,071
Net gain from fair value adjustments of investment properties	1,996	261	(294)
General and administrative expenses	(363)	(290)	(100)
Selling expenses	(115)	(91)	(29)
Management fees
Other operating results, net	98	46	(19)
Profit / (loss) from operations	5,177	2,511	629
Share of profit / (loss) of associates and joint ventures	167	46	226
Segment profit / (loss)	5,344	2,557	855
Reportable assets	134,038	79,427	60,678
Reportable liabilities	(104,202)	(64,100)	(49,576)
Net reportable assets	29,836	15,327	11,102
Israel | Supermarkets [Member]
Disclosure of operating segments [line items]
Revenues	60,470	47,277	18,610
Costs	(44,563)	(35,432)	(14,076)
Gross profit	15,907	11,845	4,534
Net gain from fair value adjustments of investment properties	164	113	23
General and administrative expenses	(878)	(627)	(203)
Selling expenses	(12,749)	(9,517)	(3,907)
Management fees
Other operating results, net	(177)	(52)	(13)
Profit / (loss) from operations	2,267	1,762	434
Share of profit / (loss) of associates and joint ventures	20	75
Segment profit / (loss)	2,287	1,837	434
Reportable assets	13,304	38,521	29,440
Reportable liabilities		(29,239)	(23,614)
Net reportable assets	13,304	9,282	5,826
Israel | Telecommunications [Member]
Disclosure of operating segments [line items]
Revenues	19,347	15,964	6,655
Costs	(13,899)	(11,183)	(4,525)
Gross profit	5,448	4,781	2,130
Net gain from fair value adjustments of investment properties
General and administrative expenses	(1,810)	(1,592)	(708)
Selling expenses	(3,974)	(3,406)	(1,493)
Management fees
Other operating results, net	140	(36)
Profit / (loss) from operations	(196)	(253)	(71)
Share of profit / (loss) of associates and joint ventures
Segment profit / (loss)	(196)	(253)	(71)
Reportable assets	49,797	31,648	27,345
Reportable liabilities	(38,804)	(25,032)	(21,657)
Net reportable assets	10,993	6,616	5,688
Israel | Insurance [Member]
Disclosure of operating segments [line items]
Revenues
Costs
Gross profit
Net gain from fair value adjustments of investment properties
General and administrative expenses
Selling expenses
Management fees
Other operating results, net
Profit / (loss) from operations
Share of profit / (loss) of associates and joint ventures
Segment profit / (loss)
Reportable assets	12,254	8,562	4,602
Reportable liabilities	(1,214)
Net reportable assets	11,040	8,562	4,602
Israel | Others [Member]
Disclosure of operating segments [line items]
Revenues	583	263	274
Costs	(314)	(162)	(184)
Gross profit	269	101	90
Net gain from fair value adjustments of investment properties
General and administrative expenses	(445)	(280)	(28)
Selling expenses	(148)	(79)	(13)
Management fees	(28)
Other operating results, net		(106)
Profit / (loss) from operations	(352)	(364)	49
Share of profit / (loss) of associates and joint ventures	(230)	(16)	(103)
Segment profit / (loss)	(582)	(380)	(54)
Reportable assets	36,178	6,072	23,652
Reportable liabilities	(2,658)	(3,159)	(27,701)
Net reportable assets	33,520	2,913	(4,049)
Israel | Corporate [Member]
Disclosure of operating segments [line items]
Revenues
Costs
Gross profit
Net gain from fair value adjustments of investment properties
General and administrative expenses	(374)	(384)	(321)
Selling expenses
Management fees
Other operating results, net	434	(48)
Profit / (loss) from operations	60	(432)	(321)
Share of profit / (loss) of associates and joint ventures
Segment profit / (loss)	60	(432)	(321)
Reportable assets	21,231	14,734	1,753
Reportable liabilities	(68,574)	(33,705)	(10,441)
Net reportable assets	$ (47,343)	$ (18,971)	$ (8,688)